Average Annual Total Returns - ETF - Vanguard Energy Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	MSCI US IMI/Energy 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Energy 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Energy 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	(33.04%)	(5.90%)	(3.75%)	(33.84%)	(6.64%)	(4.33%)	(19.08%)	(4.16%)	(2.51%)	(33.03%)	(5.90%)	(3.75%)	(33.03%)	(5.75%)	(3.62%)	21.01%	15.46%	13.84%